Income Tax - Summary of Temporary Differences (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 979,448	$ 569,585
Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period - finite	$ 463,605
Expiry Date Range	5 years
Non-capital losses available for future period	$ 4,602,150	$ 3,350,502
Expiry Date Range	No expiry date	No expiry date